iShares®

iShares, Inc.

iShares Trust

Supplement dated October 10, 2025 to the

currently effective Prospectus and Statement of Additional Information (“SAI”)

for each of the funds listed in Appendix A (each, a “Fund”)

On or around November 10, 2025, Citibank, N.A. (“Citibank”) will become the administrator, custodian and transfer agent for each Fund. Effective upon this change, the following changes will be made:

1)	In the “Administrator, Custodian and Transfer Agent” table in each Fund’s Prospectus, Citibank is checked for the applicable Fund.

2)	In the “Administrator, Custodian and Transfer Agent” section of each Fund’s SAI, the following language is included to apply to the applicable Fund:

Administrator, Custodian and Transfer Agent. Citibank serves as administrator, custodian and transfer agent for the Funds under the Master Services Agreement (the “Master Services Agreement”). Citibank’s principal address is 388 Greenwich Street, New York, NY 10013. Pursuant to the Master Services Agreement with the Trust, Citibank provides necessary administrative, tax and accounting and financial reporting services for the maintenance and operations of the Trust and each Fund. In addition, Citibank makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Master Services Agreement with the Trust, Citibank maintains, in separate accounts, cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records and provides other services. Citibank is required, upon the order of the Trust, to deliver securities held by Citibank and to make payments for securities purchased by the Trust for each Fund. Citibank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S. Pursuant to the Master Services Agreement with the Trust, Citibank acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, Citibank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA. BFA pays the compensation because it has agreed to pay these operating expenses under the Investment Advisory Agreement as described therein.

Prior to November 10, 2025, State Street Bank and Trust Company (“State Street”) served as administrator, custodian and transfer agent for each Fund.

3)	For each Fund, references to “State Street” are replaced with references to “Citibank” in the sections of the SAI entitled “Placement of Creation Orders,” “Acceptance of Orders for Creation Units” and “Placement of Redemption Orders.”

4)	For each Fund, the section of the SAI entitled “Costs Associated with Creation Transactions” is deleted in its entirety and replaced with the following, although each SAI will include a “Standard Creation Transaction Fee” table only for applicable Funds:

Costs Associated with Creation Transactions.

A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. Under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform the ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each creation order, which consists of (1) a fee for providing the ETF Services (the “ETF Servicing Fee”) and (2) transfer, processing and other transaction costs charged by a Fund custodian in connection with the issuance of Creation Units for such creation order (“Custody Transaction Costs”). BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.

The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being purchased, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Creation Basket, among other variables. The ETF Servicing Fee may be equal to zero in certain instances, such as for creation transactions that consist solely of cash. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets and settlement locations associated with the issuance of a Creation Unit. The following table sets forth, for each Fund, an estimate of the creation transaction fee for a Creation Unit based on data as of October 1, 2025. The actual fee charged to an Authorized Participant in connection with a creation order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.

In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a creation transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.

Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.

The following table sets forth each Fund’s estimated creation transaction fee based on data as of October 1, 2025 and maximum additional charge (as described above):

Fund	Standard Creation Transaction Fee	Maximum Additional Charge*

iShares Asia 50 ETF	$1,118.00	7.0%

iShares Asia/Pacific Dividend ETF	$463.50	7.0%

iShares Blockchain and Tech ETF	$426.25	7.0%

iShares Breakthrough Environmental Solutions ETF	$715.00	7.0%

iShares China Large-Cap ETF	$1,065.50	7.0%

iShares Copper and Metals Mining ETF	$886.25	7.0%

iShares Core MSCI EAFE ETF	$10,993.75	7.0%

iShares Core MSCI Emerging Markets ETF	$28,993.45	7.0%

iShares Core MSCI International Developed Markets ETF	$8,728.00	7.0%

iShares Core MSCI Total International Stock ETF	$28,957.85	7.0%

iShares Currency Hedged MSCI ACWI ex U.S. ETF	$151.25	3.0%

iShares Currency Hedged MSCI EAFE ETF	$151.25	3.0%

iShares Currency Hedged MSCI EAFE Small-Cap ETF	$151.25	3.0%

iShares Currency Hedged MSCI Eurozone ETF	$151.25	3.0%

iShares Currency Hedged MSCI Japan ETF	$151.25	3.0%

iShares Cybersecurity and Tech ETF	$730.00	3.0%

iShares Emerging Markets Equity Factor ETF	$7,028.10	7.0%

iShares Emerging Markets Infrastructure ETF	$913.00	7.0%

iShares Energy Storage & Materials ETF	$747.00	3.0%

Fund	Standard Creation Transaction Fee	Maximum Additional Charge*

iShares Environmental Infrastructure and Industrials ETF	$405.00	3.0%

iShares Environmentally Aware Real Estate ETF	$1,512.75	7.0%

iShares Future Exponential Technologies ETF	$1,346.55	3.0%

iShares Future Metaverse Tech and Communications ETF	$690.00	3.0%

iShares Genomics Immunology and Healthcare ETF	$682.75	3.0%

iShares Global 100 ETF	$826.75	3.0%

iShares Global Comm Services ETF	$835.25	7.0%

iShares Global Consumer Discretionary ETF	$1,027.10	7.0%

iShares Global Consumer Staples ETF	$854.80	3.0%

iShares Global Energy ETF	$511.75	7.0%

iShares Global Equity Factor ETF	$4,000.65	7.0%

iShares Global Financials ETF	$1,456.60	7.0%

iShares Global Healthcare ETF	$864.00	3.0%

iShares Global Industrials ETF	$1,137.05	7.0%

iShares Global Infrastructure ETF	$694.75	7.0%

iShares Global Materials ETF	$887.35	3.0%

iShares Global REIT ETF	$2,078.50	7.0%

iShares Global Tech ETF	$936.75	7.0%

iShares Global Timber & Forestry ETF	$742.30	3.0%

iShares Global Utilities ETF	$853.55	7.0%

iShares International Developed Real Estate ETF	$1,438.50	7.0%

iShares International Developed Small Cap Value Factor ETF	$2,413.50	3.0%

iShares International Dividend Growth ETF	$2,679.75	7.0%

iShares International Equity Factor ETF	$1,900.50	7.0%

iShares International Select Dividend ETF	$935.50	7.0%

iShares International Small-Cap Equity Factor ETF	$4,301.25	7.0%

iShares Lithium Miners and Producers ETF	$719.50	7.0%

iShares MSCI EAFE ETF	$3,229.50	7.0%

iShares MSCI EAFE Growth ETF	$1,638.50	7.0%

iShares MSCI EAFE Min Vol Factor ETF	$1,231.50	7.0%

iShares MSCI EAFE Value ETF	$1,866.00	7.0%

iShares MSCI Emerging Markets ETF	$15,383.30	7.0%

iShares MSCI Emerging Markets ex China ETF	$7,271.55	7.0%

iShares MSCI Eurozone ETF	$1,104.00	3.0%

iShares MSCI Japan ETF	$757.50	3.0%

iShares MSCI Taiwan ETF	$1,409.50	3.0%

iShares Neuroscience and Healthcare ETF	$385.75	7.0%

iShares Self-Driving EV and Tech ETF	$862.30	3.0%

*	As a percentage of the net asset value per Creation Unit.

5)	For each Fund, the section of the SAI entitled “Costs Associated with Redemption Transactions” is deleted in its entirety and replaced with the following, although each SAI will include a “Standard Redemption Transaction Fee” table only for applicable Funds:

Costs Associated with Redemption Transactions.

A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. As described above, under an ETF Services Agreement, the Funds have retained BRIL, an affiliate of BFA, to perform certain ETF Services. BRIL will receive from an Authorized Participant a standard transaction fee on each redemption order, which consists of (1) the ETF Servicing Fee and (2) Custody Transaction Costs. BRIL is entitled to retain the ETF Servicing Fee pursuant to the ETF Services Agreement, but BRIL will reimburse any Custody Transaction Costs to the applicable Fund custodian according to the amounts invoiced by such custodian.

The ETF Servicing Fee is a flat fee per order regardless of the number of Creation Units being redeemed, which amount will vary among different Funds based on a number of factors, including the complexity of the order and the types of securities or instruments included in a Fund’s Redemption Basket, among other variables. The ETF Servicing Fee may be equal to zero in certain instances, such as for redemption transactions that consist solely of cash. The actual Custody Transaction Costs vary per order based on the number of trades, underlying markets, and settlement locations associated with the redemption of a Creation Unit. The following table sets forth, for each Fund, an estimate of the redemption transaction fee for a Creation Unit based on data as of October 1, 2025. The actual fee charged to an Authorized Participant in connection with a redemption order will vary over time depending on the factors discussed above, and may be higher than the fee set forth below.

In order to defray transaction expenses for a Fund and protect against possible shareholder dilution, if a redemption transaction consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs based on historical data or other inputs, at BlackRock’s discretion, and may include part or all of the spread between the expected bid and offer side of the market and anticipated market impact). However, a Fund is not obligated to trade identical securities to the securities identified by BlackRock in estimating these transaction and other costs and expenses. In certain cases, BlackRock or an affiliate may determine in its discretion to deviate from the regular charge, subject to the maximum amounts shown below.

Authorized Participants will also bear the costs of transferring the Fund Securities from a Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.

The following table sets forth each Fund’s estimated redemption transaction fee based on data as of October 1, 2025 and maximum additional charge (as described above):

Fund	Standard Redemption Transaction Fee	Maximum Additional Charge*

iShares Asia 50 ETF	$1,118.00	2.0%

iShares Asia/Pacific Dividend ETF	$463.50	2.0%

iShares Blockchain and Tech ETF	$426.25	2.0%

iShares Breakthrough Environmental Solutions ETF	$715.00	2.0%

iShares China Large-Cap ETF	$1,065.50	2.0%

iShares Copper and Metals Mining ETF	$886.25	2.0%

iShares Core MSCI EAFE ETF	$10,993.75	2.0%

iShares Core MSCI Emerging Markets ETF	$28,993.45	2.0%

Fund	Standard Redemption Transaction Fee	Maximum Additional Charge*

iShares Core MSCI International Developed Markets ETF	$8,728.00	2.0%

iShares Core MSCI Total International Stock ETF	$28,957.85	2.0%

iShares Currency Hedged MSCI ACWI ex U.S. ETF	$151.25	2.0%

iShares Currency Hedged MSCI EAFE ETF	$151.25	2.0%

iShares Currency Hedged MSCI EAFE Small-Cap ETF	$151.25	2.0%

iShares Currency Hedged MSCI Eurozone ETF	$151.25	2.0%

iShares Currency Hedged MSCI Japan ETF	$151.25	2.0%

iShares Cybersecurity and Tech ETF	$730.00	2.0%

iShares Emerging Markets Equity Factor ETF	$7,028.10	2.0%

iShares Emerging Markets Infrastructure ETF	$913.00	2.0%

iShares Energy Storage & Materials ETF	$747.00	3.0%

iShares Environmental Infrastructure and Industrials ETF	$405.00	2.0%

iShares Environmentally Aware Real Estate ETF	$1,512.75	2.0%

iShares Future Exponential Technologies ETF	$1,346.55	2.0%

iShares Future Metaverse Tech and Communications ETF	$690.00	2.0%

iShares Genomics Immunology and Healthcare ETF	$682.75	2.0%

iShares Global 100 ETF	$826.75	2.0%

iShares Global Comm Services ETF	$835.25	2.0%

iShares Global Consumer Discretionary ETF	$1,027.10	2.0%

iShares Global Consumer Staples ETF	$854.80	2.0%

iShares Global Energy ETF	$511.75	2.0%

iShares Global Equity Factor ETF	$4,000.65	2.0%

iShares Global Financials ETF	$1,456.60	2.0%

iShares Global Healthcare ETF	$864.00	2.0%

iShares Global Industrials ETF	$1,137.05	2.0%

iShares Global Infrastructure ETF	$694.75	2.0%

iShares Global Materials ETF	$887.35	2.0%

iShares Global REIT ETF	$2,078.50	2.0%

iShares Global Tech ETF	$936.75	2.0%

iShares Global Timber & Forestry ETF	$742.30	2.0%

iShares Global Utilities ETF	$853.55	2.0%

iShares International Developed Real Estate ETF	$1,438.50	2.0%

iShares International Developed Small Cap Value Factor ETF	$2,413.50	2.0%

iShares International Dividend Growth ETF	$2,679.75	2.0%

iShares International Equity Factor ETF	$1,900.50	2.0%

iShares International Select Dividend ETF	$935.50	2.0%

iShares International Small-Cap Equity Factor ETF	$4,301.25	2.0%

iShares Lithium Miners and Producers ETF	$719.50	2.0%

iShares MSCI EAFE ETF	$3,229.50	2.0%

iShares MSCI EAFE Growth ETF	$1,638.50	2.0%

Fund	Standard Redemption Transaction Fee	Maximum Additional Charge*

iShares MSCI EAFE Min Vol Factor ETF	$1,231.50	2.0%

iShares MSCI EAFE Value ETF	$1,866.00	2.0%

iShares MSCI Emerging Markets ETF	$15,383.30	2.0%

iShares MSCI Emerging Markets ex China ETF	$7,271.55	2.0%

iShares MSCI Eurozone ETF	$1,104.00	2.0%

iShares MSCI Japan ETF	$757.50	2.0%

iShares MSCI Taiwan ETF	$1,409.50	2.0%

iShares Neuroscience and Healthcare ETF	$385.75	7.0%

iShares Self-Driving EV and Tech ETF	$862.30	2.0%

*	As a percentage of the net asset value per Creation Unit.

Appendix A

iShares Asia 50 ETF	iShares Global Energy ETF
iShares Asia/Pacific Dividend ETF	iShares Global Equity Factor ETF
iShares Blockchain and Tech ETF	iShares Global Financials ETF
iShares Breakthrough Environmental Solutions ETF	iShares Global Healthcare ETF
iShares China Large-Cap ETF	iShares Global Industrials ETF
iShares Copper and Metals Mining ETF	iShares Global Infrastructure ETF
iShares Core MSCI EAFE ETF	iShares Global Materials ETF
iShares Core MSCI Emerging Markets ETF	iShares Global REIT ETF
iShares Core MSCI International Developed Markets ETF	iShares Global Tech ETF
iShares Core MSCI Total International Stock ETF	iShares Global Timber & Forestry ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF	iShares Global Utilities ETF
iShares Currency Hedged MSCI EAFE ETF	iShares International Developed Real Estate ETF
iShares Currency Hedged MSCI EAFE Small-Cap ETF	iShares International Developed Small Cap Value Factor ETF
iShares Currency Hedged MSCI Eurozone ETF	iShares International Dividend Growth ETF
iShares Currency Hedged MSCI Japan ETF	iShares International Equity Factor ETF
iShares Cybersecurity and Tech ETF	iShares International Select Dividend ETF
iShares Emerging Markets Equity Factor ETF	iShares International Small-Cap Equity Factor ETF
iShares Emerging Markets Infrastructure ETF	iShares Lithium Miners and Producers ETF
iShares Energy Storage & Materials ETF	iShares MSCI EAFE ETF
iShares Environmental Infrastructure and Industrials ETF	iShares MSCI EAFE Growth ETF
iShares Environmentally Aware Real Estate ETF	iShares MSCI EAFE Min Vol Factor ETF
iShares Future Exponential Technologies ETF	iShares MSCI EAFE Value ETF
iShares Future Metaverse Tech and Communications ETF	iShares MSCI Emerging Markets ETF
iShares Genomics Immunology and Healthcare ETF	iShares MSCI Emerging Markets ex China ETF
iShares Global 100 ETF	iShares MSCI Eurozone ETF
iShares Global Comm Services ETF	iShares MSCI Japan ETF
iShares Global Consumer Discretionary ETF	iShares MSCI Taiwan ETF
iShares Global Consumer Staples ETF	iShares Neuroscience and Healthcare ETF
iShares Self-Driving EV and Tech ETF

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

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